Subsequent events	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS

i.

On January 2021, the Company’s subsidiaries Enel Generación Chile and Enel Green Power Chile, signed a document referred to as a Joinder, by virtue of which they became party to the instrument governed by foreign law known as Commitment and Engagement Letter, dated December 31, 2020, jointly with Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among other parties, which also entered into this agreement. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile signed an instrument with the Inter-American Investment Corporation referred to as Commitment Agreement, which is subject to foreign law. Both instruments are intended to regulate terms and conditions for the sale and transfer performed by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) from the application of the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established by Law No. 21,185 (see Note 9).

The transfer of Balances may be performed by Enel Generación Chile and Enel Green Power Chile, from time to time, and under different conditions, to a non-related entity referred to as Chile Electricity PEC SpA, which was incorporated specifically for this purpose, in accordance with the terms and conditions that would be established in the instrument subject to foreign legislation titled Sale and Purchase Agreement to be entered into by Enel Generación Chile, Enel Green Power Chile and Chile Electricity PEC SpA. The total nominal value of the Balances of both agreements is expected to be approximately US$268 million for Enel Generación Chile and US$ 21 million for Enel Green Power Chile.

Additionally, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into an agreement with Chile Electricity PEC SpA subject to foreign legislation, referred to as Sale and Purchase Agreement (the “Sale Agreement”) for the sale and transfer of Balances. By virtue of this Sale Agreement, Enel Generación Chile and Enel Green Power Chile agreed to sell and transfer to Chile Electricity PEC two sets of Balances, for a nominal value of US$167.1 million and US$12.7 million, for Enel Generación Chile and Enel Green Power Chile, respectively. The sale and transfer of these sets of Balances are defined by terms and conditions established in the Commitment and Engagement Letter and in the Commitment Agreement, both described above.

The sales and transfers of these sets of Balances was concluded on February 8, 2021 for the first set and March 31, 2021 for the second set. As a result of these transactions, during 2021, Enel Generación Chile and Enel Green Power Chile have recognized a financial loss of US$38.7 million and US$3.1 million, respectively.

As indicated before, Enel Generación Chile and Enel Green Power Chile may continue to make new sales of Balances from time to time. The completion of additional sales of Balances will depend on Management’s analysis and evaluation of cash needs and market conditions existing at the time.

ii.

On April 1, 2021, Enel Chile S.A. entered into a Sustainable Development Goals (SDGs)-linked US$-denominated revolving facility agreement with Enel Finance International N.V. (EFI) for US$290 million at a variable rate of LIBOR plus 1.00%, to the date, this credit line was undrawn. Also, On April 1, 2021, the Company signed a SDGs-linked US$-denominated loan facility agreement with EFI for US$300 million at a fixed annual interest rate of 2.5%. As of April 1, 2021, the outstanding balance of the loan was US$300 million.

These loans are rated SDG-linked financing that aims to support economic activity linked to the environment and socially sustainable activities, promoting the debtor to contribute to certain UN Sustainable Development Goals.

iii.

In April 2021, the Company announced a Voluntary Retirement Program, open to men of at least 60 and women of at least 55 years old, with an incentive for qualifying employees who voluntarily anticipate their retirement. The program is one of the initiatives that the Group is promoting in the context of its digitization strategy in 2021-2024, enabling the adoption of new work and operation models, and demands new skills and knowledge to make processes more efficient and effective at a time when the transformation of the Company’s platforms and business processes is becoming increasingly relevant to the Company’s clients and stakeholders. As a consequence of this restructuring plan, the Company will account for an expense of approximately ThCh$17,500,000 in 2021.

iv.

At the OSM held on April 28, 2021, our new Board of Directors was elected for a term of three years starting from the date of the meeting. At the Board of Directors meeting held on April 28, 2021, the directors agreed to appoint Fernán Gazmuri Plaza,  Pablo Cabrera Gaete and Luis Gonzalo Palacios Vásquez as members of the Directors’ Committee. Additionally, Fernán Gazmuri Plaza was appointed as Financial Expert of the Directors’ Committee.

The members of our new Board of Directors are as follows:

 • Mr. Herman Chadwick Piñera (Chairman)

 • Ms. Monica Girardi

 • Ms. Isabella Alessio

 • Mr. Salvatore Bernabei

 • Mr. Fernán Gazmuri Plaza

 • Mr. Pablo Cabrera Gaete

 • Mr. Luis Gonzalo Palacios Vásquez

Between January 1, 2021 and the date of issuance of these consolidated financial statements, the Company has no knowledge of any financial or other events which significantly affect its financial position and results presented.